Cash and Deposits with Banks (Tables)	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Summary of Cash and Deposits with Banks
Cash and deposits with banks at March 31, 2023 and 2022 consisted of the following:

	At March 31,
	2023	2022

	(In millions)
Cash	¥1,351,808	¥916,635
Deposits with banks	75,113,703	74,780,886

Total cash and deposits with banks	¥76,465,511	¥75,697,521

Reconciliation of Cash and Cash Equivalents Used for the Purposes of the Consolidated Statement of Cash Flows
The reconciliation of cash and cash equivalents used for the purposes of the consolidated statements of cash flows at March 31, 2023, 2022 and 2021 is shown as follows:

	At March 31,
	2023	2022	2021

	(In millions)
Cash and deposits with banks	¥76,465,511	¥75,697,521	¥73,090,816
Less: term deposits with original maturities over three months	(444,741)	(511,148)	(675,185)
Less: cash segregated as deposits and others	(676,535)	(842,420)	(866,934)

Cash and cash equivalents	¥75,344,235	¥74,343,953	¥71,548,697